Share-based Compensation - Summary of Changes in Unvested Ordinary Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Beginning balance	1,903,058	2,837,492
Number of unvested ordinary shares, Granted	356,566
Number of unvested ordinary shares, Vested	(915,817)	(916,172)
Number of unvested ordinary shares, Forfeited	(49,004)	(18,262)
Ending balance	1,294,803	1,903,058
Beginning balance	$ 6.43	$ 6.38
Weighted average grant date fair value, Granted	2.86
Weighted average grant date fair value, Vested	5.29	5.61
Weighted average grant date fair value, Forfeited	3.53	6.80
Ending balance	$ 4.89	$ 6.43